Property, Plant and Equipment	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	March 31,	December 31,
	2017	2016
LNG terminal costs
LNG terminal	$10,420	$7,976
LNG terminal construction-in-process	4,826	6,728
Accumulated depreciation	(616)	(553)
Total LNG terminal costs, net	14,630	14,151
Fixed assets
Fixed assets	20	20
Accumulated depreciation	(14)	(13)
Total fixed assets, net	6	7
Property, plant and equipment, net	$14,636	$14,158

Depreciation expense during the three months ended March 31, 2017 and 2016 was $64 million and $18 million, respectively.

During the three months ended March 31, 2017 and 2016, we realized offsets to LNG terminal costs of $124 million and $14 million, respectively, that were related to the sale of commissioning cargoes because these amounts were earned prior to the start of commercial operations, during the testing phase for the construction of the Liquefaction Project.